Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment
Property and equipment consist of the following:

(in thousands)	June 30, 2021	December 31, 2020
Machinery and equipment	$4,990	$4,761
Leasehold improvements	2,190	2,190
Computer equipment	1,393	1,109
Furniture and fixtures	345	345
Computer software	246	246
Construction in process	562	36

Property and equipment, gross	9,726	8,687
Less: Accumulated depreciation	(5,246)	(4,406)

Property and equipment, net	$4,480	$4,281

Property and equipment consist of the following:

	December 31,
(in thousands)	2020	2019
Machinery and equipment	$4,761	$4,467
Leasehold improvements	2,190	2,146
Computer equipment	1,109	1,048
Furniture and fixtures	345	307
Computer software	246	52
Construction in process	36	146

Property and equipment, gross	8,687	8,166
Less: Accumulated depreciation	(4,406)	(2,613)

Property and equipment, net	$4,281	$5,553